Stock Based Compensation - Summary of stock based compensation activity's (Details)		9 Months Ended	12 Months Ended
		Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		1,343,777
Number of Shares, Granted | shares		1,961,956
Number of Shares, Forfeited | shares		(24,233)
Number of Shares, Outstanding | shares		3,281,500	1,343,777
Weighted Average Grant-date Fair Value, Outstanding		$ 21.87
Weighted Average Grant-date Fair Value, Granted		52.29
Weighted Average Grant-date Fair Value, Forfeited		23.83
Weighted Average Grant-date Fair Value, Outstanding		$ 40.04	$ 21.87
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Shares, Outstanding | shares		2,128,724
Number of Shares, Exercised | shares		(888,606)
Number of Shares, Outstanding | shares		1,240,118	2,128,724
Number of Shares, Exercisable | shares		1,240,118
Weighted Average Grant-date Fair Value, Outstanding		$ 15.81
Weighted Average Grant-date Fair Value, Exercised		13.83
Weighted Average Grant-date Fair Value, Outstanding		17.22 [1]	$ 15.81
Weighted Average Grant-date Fair Value, Exercisable	[1]	17.22
Weighted Average Share Price on Exercise Date, Exercised		$ 48.8
Weighted Average Remaining Contractual Term (in years)		1 year 7 months 6 days	2 years 2 months 12 days

[1]	Stock options outstanding and exercisable include a range of exercise prices from $12.50 to $19.13.